PREPAYMENT AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2014
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of Other Current Assets [Table Text Block]	Prepayment and other current assets consist of the following:
	June 30,	December 31,
	2014	2013
	US$	US$
Deposits for equipment purchase	3,337,705	4,867,803
Other	978,336	730,181
	4,316,041	5,597,984